Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, maximum annual contributions per employee, percent	80.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 312	$ 258
Deferred fees	38	79
Interest paid on deferred fees	26	$ 23
Deferred compensation arrangement with individual, distributions paid	0
Life Settlement Contracts, Fair Value Method, Face Value	250
Life Settlement Contracts, Period Expense	$ 5
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based compensation arrangement by Share-based payment Award, Options, Award Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	475,396	418,921	448,975
Share-based compensation arrangement by Share-based payment Award, Options, Exercised Forfeited Or Expired Number	1,252,548
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	192,585
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 247
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement, option to elect to defer fees and bonuses, percentage	100.00%
Executive Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement, option to elect to defer fees and bonuses, percentage	100.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	471,551
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	174,700
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 582
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 7 months 6 days